Postretirement Benefits (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.20%	3.90%	4.50%
Increased in the accumulated postretirement benefit obligation due to a 1% increase in annual health care cost trend rate	$ 13
Decreased in the accumulated postretirement benefit obligation due to a 1% decrease in the annual trend rat	11
Total recognized in other comprehensive income	30
Total recognized in net periodic benefit cost or OCI	42	$ 17	$ 33
Defined Benefit Plan, Future Amortization of Gain (Loss)	8
Defined Benefit Plan, Future Amortization of Prior Service Cost (Credit)	(2)
Defined benefit plan, effect of one percentage point increase on service and interest cost components	$ 1
Non-U.S. Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	12.23%	11.52%	11.94%
Increased in the accumulated postretirement benefit obligation due to a 1% increase in annual health care cost trend rate	$ 5
Decreased in the accumulated postretirement benefit obligation due to a 1% decrease in the annual trend rat	4
Total recognized in other comprehensive income	(26)
Total recognized in net periodic benefit cost or OCI	(25)	$ 0	$ 14
Defined Benefit Plan, Future Amortization of Gain (Loss)	3
Defined Benefit Plan, Future Amortization of Prior Service Cost (Credit)	(4)
Defined benefit plan, effect of one percentage point increase on service and interest cost components	$ 1